EXPENSES BY NATURE (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Analysis of income and expense [abstract]
Salaries, short-term incentives, and other benefits	$ 208.7	$ 194.2
Share-based compensation	5.5	4.8
Other	3.3	3.8
Expenses, by nature	$ 217.5	$ 202.8